FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-Term Debt, Corporate (Details) - USD ($)	Dec. 21, 2016	Dec. 31, 2017	Apr. 30, 2015
5.5 Billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 5,500,000,000.0	$ 5,500,000,000.0
Undrawn borrowing facilities		5,500,000,000.0
5.5 billion Revolving Credit Facility - 2.3 billion tranche, Due in 2019
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 2,300,000,000.0	2,300,000,000.0
Borrowings maturity, term (in years)	3 years
5.5 billion Revolving Credit Facility - 3.2 billion tranche, Due in 2021
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 3,200,000,000.0	$ 3,200,000,000.0
Borrowings maturity, term (in years)	5 years
6 Billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity			$ 6,000,000,000